Cover	Nov. 16, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (the “Amendment”) amends the Current Report on 8-K filed by NewAge, Inc. (the “Company”) with the Securities and Exchange Commission on November 16, 2020 (the “Original Form 8-K”). The Original Form 8-K reported (i) pursuant to Item 5.02, the resignation of Reginald Kapteyn and the appointment of Frederick W. Cooper as members of the Company’s Board of Directors on November 13, 2020, and (ii) pursuant to Item 2.01, the closing of the Amended Merger Agreement with Ariix on November 16, 2020. This Amendment supplements the Original Form 8-K to include the historical financial statements and pro forma financial information related to the closing of the Amended Merger Agreement as required by Item 9.01(a) and Item 9.01(b) of Form 8-K. This Form 8-K/A should be read in conjunction with the Original Form 8-K.
Document Period End Date	Nov. 16, 2020
Entity File Number	001-38014
Entity Registrant Name	NewAge, Inc.
Entity Central Index Key	0001579823
Entity Tax Identification Number	27-2432263
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	2420 17th Street
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	566-3030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NBEV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable